FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Assets
Derivative Assets	$ 10.0	$ 6.5
Liabilities
Derivative Liabilities	3.8	18.6
Recurring
Assets
Available for sale securities	18.6	12.4
Derivative Assets	10.0	6.5
Liabilities
Derivative Liabilities	3.8	18.6
Recurring | Cash and Cash Equivalents
Assets
Available for sale securities	0.9	1.4
Recurring | Other current assets
Assets
Available for sale securities	17.7	11.0
Quoted Prices in Active Markets, Level 1 | Recurring
Assets
Available for sale securities	9.3	4.2
Liabilities
Derivative Liabilities	1.0	2.9
Significant Other Observable Inputs, Level 2 | Recurring
Assets
Available for sale securities	9.3	8.2
Derivative Assets	10.0	6.5
Liabilities
Derivative Liabilities	$ 2.8	$ 15.7